Consolidated Statements of Stockholder's (Deficit) Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balance (in shares) at Dec. 31, 2015		1,000
Beginning Balance at Dec. 31, 2015	$ 201,065		$ 361,228	$ (146,617)	$ (13,546)
Increase (Decrease) in Stockholder's Equity
Net loss	(76,307)			(76,307)
Other comprehensive income	4,589				4,589
Contributions from Ascent Capital	88,000		88,000
Dividend paid to Ascent Capital	(5,000)		(5,000)
Stock-based compensation	2,719		2,719
Value of shares withheld for minimum tax liability	(121)		(121)
Ending Balance (in shares) at Dec. 31, 2016		1,000
Ending Balance at Dec. 31, 2016	214,945		446,826	(222,924)	(8,957)
Increase (Decrease) in Stockholder's Equity
Net loss	(111,295)			(111,295)
Other comprehensive income	1,582				1,582
Dividend paid to Ascent Capital	(5,000)		(5,000)
Stock-based compensation	2,981		2,981
Value of shares withheld for minimum tax liability	$ (477)		(477)
Ending Balance (in shares) at Dec. 31, 2017	1,000	1,000
Ending Balance at Dec. 31, 2017	$ 102,736	$ 0	444,330	(334,219)	(7,375)
Increase (Decrease) in Stockholder's Equity
Net loss	(26,207)			(26,207)
Other comprehensive income	14,406				14,406
Stock-based compensation	47		47
Value of shares withheld for minimum tax liability	(42)		(42)
Ending Balance (in shares) at Mar. 31, 2018		1,000
Ending Balance at Mar. 31, 2018	$ 68,220	$ 0	444,335	(383,751)	7,636
Beginning Balance (in shares) at Dec. 31, 2017	1,000	1,000
Beginning Balance at Dec. 31, 2017	$ 102,736	$ 0	444,330	(334,219)	(7,375)
Increase (Decrease) in Stockholder's Equity
Net loss	(678,750)			(678,750)
Other comprehensive income	14,378				14,378
Dividend paid to Ascent Capital	(5,000)		(5,000)
Stock-based compensation	474		474
Value of shares withheld for minimum tax liability	$ (93)		(93)
Ending Balance (in shares) at Dec. 31, 2018	1,000	1,000
Ending Balance at Dec. 31, 2018	$ (588,975)	$ 0	439,711	(1,036,294)	7,608
Increase (Decrease) in Stockholder's Equity
Net loss	(31,770)			(31,770)
Other comprehensive income	(468)				(468)
Contributions from Ascent Capital	2,250		2,250
Dividend paid to Ascent Capital	(5,000)		(5,000)
Stock-based compensation	189		189
Value of shares withheld for minimum tax liability	$ (1)		(1)
Ending Balance (in shares) at Mar. 31, 2019	1,000	1,000
Ending Balance at Mar. 31, 2019	$ (623,775)	$ 0	$ 437,149	$ (1,068,064)	$ 7,140